4. DERIVATIVE LIABILITIES - Derivative Liabilities Ratchet Feature (Annual) (Details) - Annual Report	Dec. 31, 2014 USD ($)
Warrants with Convertible Debt [Member]
Fair value at the commitment date	$ 87,189
Fair value mark to market adjustment	429,948
Balances as of December 31, 2014	517,137
Warrants with Subscription Agreement [Member]
Fair value at the commitment date	259,278
Fair value mark to market adjustment	323,293
Balances as of December 31, 2014	582,571
Total [Member]
Fair value at the commitment date	346,467
Fair value mark to market adjustment	753,241
Balances as of December 31, 2014	$ 1,099,708